Related Party Transactions (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Accounts Payable and Other Current Liabilities
The following is a summary of related party accrued expenses and other current liabilities (in thousands):

December 31, 2024
Reimbursable fees under the terms of the Paragon Option Agreement	$5,430
Paragon reimbursable legal fees	74

$5,504

The following is a summary of related party accounts payable and other current liabilities (in thousands):

	September 30, 2025	December 31, 2024
Reimbursable fees under the terms of the Paragon Option Agreement	$1,889	$5,430
Paragon reimbursable legal fees	159	74

	$2,048	$5,504